1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

ELISE M. DOLAN elise.dolan@dechert.com +1 212 698 3806 Direct +1 212 698 0413 Fax

January 26, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)

File Nos. 333-09341 and 811-07739

Prospectus Supplement to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”) are exhibits containing interactive data format risk/return summary information that corresponds to the risk/return summary information in the Prospectus Supplement to the Prospectus of the Emerging Markets Portfolio – Advisor Class filed pursuant to Rule 497 on January 4, 2012 (Accession No. 0001193125-12-002108).

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-698-3806.

Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan

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